Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	T. Rowe Price Equity Income Fund
Central Index Key	0000775688
Amendment Flag	false
Document Creation Date	Sep 4, 2013
Document Effective Date	Sep 4, 2013
Prospectus Date	May 1, 2013

T. Rowe Price Equity Income Fund

T. Rowe Price Equity Income Fund–Advisor Class

T. Rowe Price Equity Income Fund–R Class

Supplement to Prospectuses and Summary Prospectuses Dated May 1, 2013

On April 24, 2013, the Board of Trustees approved a proposed amendment to the investment objective for the T. Rowe Price Equity Income Fund (fund) and its Advisor and R Classes. The change is subject to shareholder approval at an annual meeting scheduled for October 22, 2013. Proxy materials describing the proposed objective change and the rationale for the proposal are being mailed to shareholders beginning on September 4, 2013. All fund shareholders of record at the close of business on August 23, 2013 are eligible to vote on the proposal.

The fund’s current investment objective is as follows:
“The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.”

The Board proposes that the fund’s investment objective be changed to the following:

“The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.”

In connection with the fund’s current investment objective, the fund’s principal investment strategies provide that the fund will normally invest at least 80% of net assets in common stocks and 65% in the common stocks of well-established companies paying above-average dividends. To conform to the new investment objective, the fund’s principal investment strategies would be revised to provide that the fund will normally invest at least 80% of its net assets in stocks with an emphasis on larger-capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.

No material changes are anticipated to the fund’s current investment program, or to the fund’s overall risk profile, as a result of these changes. However, the Board believes that it is in the interests of the fund’s shareholders to approve a more general investment objective to allow the fund greater flexibility to execute its investment program now and in the future.

If the proposed amendment to the fund’s investment objective is approved by shareholders, it is expected to become effective on or about November 1, 2013.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Equity Income Fund
Prospectus Date	rr_ProspectusDate	May 1, 2013
Supplement [Text Block]	trpeif_SupplementTextBlock	T. Rowe Price Equity Income Fund

T. Rowe Price Equity Income Fund–Advisor Class

T. Rowe Price Equity Income Fund–R Class

Supplement to Prospectuses and Summary Prospectuses Dated May 1, 2013

On April 24, 2013, the Board of Trustees approved a proposed amendment to the investment objective for the T. Rowe Price Equity Income Fund (fund) and its Advisor and R Classes. The change is subject to shareholder approval at an annual meeting scheduled for October 22, 2013. Proxy materials describing the proposed objective change and the rationale for the proposal are being mailed to shareholders beginning on September 4, 2013. All fund shareholders of record at the close of business on August 23, 2013 are eligible to vote on the proposal.

The fund’s current investment objective is as follows:
“The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.”

The Board proposes that the fund’s investment objective be changed to the following:

“The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.”

In connection with the fund’s current investment objective, the fund’s principal investment strategies provide that the fund will normally invest at least 80% of net assets in common stocks and 65% in the common stocks of well-established companies paying above-average dividends. To conform to the new investment objective, the fund’s principal investment strategies would be revised to provide that the fund will normally invest at least 80% of its net assets in stocks with an emphasis on larger-capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.

No material changes are anticipated to the fund’s current investment program, or to the fund’s overall risk profile, as a result of these changes. However, the Board believes that it is in the interests of the fund’s shareholders to approve a more general investment objective to allow the fund greater flexibility to execute its investment program now and in the future.

If the proposed amendment to the fund’s investment objective is approved by shareholders, it is expected to become effective on or about November 1, 2013.
T. Rowe Price Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpeif_SupplementTextBlock	T. Rowe Price Equity Income Fund

T. Rowe Price Equity Income Fund–Advisor Class

T. Rowe Price Equity Income Fund–R Class

Supplement to Prospectuses and Summary Prospectuses Dated May 1, 2013

On April 24, 2013, the Board of Trustees approved a proposed amendment to the investment objective for the T. Rowe Price Equity Income Fund (fund) and its Advisor and R Classes. The change is subject to shareholder approval at an annual meeting scheduled for October 22, 2013. Proxy materials describing the proposed objective change and the rationale for the proposal are being mailed to shareholders beginning on September 4, 2013. All fund shareholders of record at the close of business on August 23, 2013 are eligible to vote on the proposal.

The fund’s current investment objective is as follows:
“The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.”

The Board proposes that the fund’s investment objective be changed to the following:

“The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.”

In connection with the fund’s current investment objective, the fund’s principal investment strategies provide that the fund will normally invest at least 80% of net assets in common stocks and 65% in the common stocks of well-established companies paying above-average dividends. To conform to the new investment objective, the fund’s principal investment strategies would be revised to provide that the fund will normally invest at least 80% of its net assets in stocks with an emphasis on larger-capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued.

No material changes are anticipated to the fund’s current investment program, or to the fund’s overall risk profile, as a result of these changes. However, the Board believes that it is in the interests of the fund’s shareholders to approve a more general investment objective to allow the fund greater flexibility to execute its investment program now and in the future.

If the proposed amendment to the fund’s investment objective is approved by shareholders, it is expected to become effective on or about November 1, 2013.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Equity Income Fund
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Sep 4, 2013